Vessels, net - Vessels (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Net Book Value, ending balance	$ 240	$ 330
Vessels [Member]
Property, Plant and Equipment [Line Items]
beginning balance	2,361,435
Additions	8,739
Write-offs of fully amortized assets	(4,007)
ending balance	2,366,167
beginning balance	598,183
Charge for the period	62,635
Write-offs of fully amortized assets	(4,007)
ending balance	656,811
Net Book Value, ending balance	1,709,356	1,763,252
Vessels [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
beginning balance	2,305,857
Additions	1,082
ending balance	2,306,939
beginning balance	580,357
Charge for the period	54,301
ending balance	634,658
Net Book Value, ending balance	1,672,281	1,725,500
Vessels [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
beginning balance	55,578
Additions	7,657
Write-offs of fully amortized assets	(4,007)
ending balance	59,228
beginning balance	17,826
Charge for the period	8,334
Write-offs of fully amortized assets	(4,007)
ending balance	22,153
Net Book Value, ending balance	$ 37,075	$ 37,752